UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Inflation Linked Bond Fund® Semi-annual report for the six months ended May 31, 2015

American Funds Inflation Linked Bond Fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 2.50% maximum sales charge	–3.09%	–2.17%

The fund’s estimated gross expense ratio for Class A shares was 0.79% as of the prospectus dated January 23, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Where applicable, investment results reflect fee reimbursements, without which results would have been lower.

Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

Invest with the
goal of preserving
purchasing power.

Fellow investors:

American Funds Inflation Linked Bond Fund outpaced broad inflation-linked U.S. bond returns over the first half of its fiscal year. The fund produced a total return of 0.53% for the six months ended May 31, 2015. The unmanaged Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index — a broad measure of the market in which the fund primarily invests — returned 0.19%. Issued by the U.S. Treasury, the values of TIPS are directly linked to the U.S. Consumer Price Index (CPI) for All Urban Consumers. Meanwhile, the Lipper Inflation-Protected Bond Funds Average (a peer group measure) recorded a 0.49% loss over the same period.

Market overview

As indicated by the Lipper result, the past six months were challenging for investors in the inflation-linked bond market. By some measures, inflation declined earlier in the period amid plummeting energy prices, which took a toll on inflation-linked bond market returns. Having dipped below $50 earlier in 2015, the price of oil recently moved higher and stabilized at around $60 a barrel. Consequently,

Results at a glance

For periods ended May 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Inflation Linked Bond Fund (Class A shares)	0.53%	0.22%	–1.01%
Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index*	0.19	–0.47	–1.87
Lipper Inflation-Protected Bond Funds Average†	–0.49	–1.79	–2.29

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Inflation Linked Bond Fund	1

breakeven inflation rates (the average inflation required over the life of a bond for TIPS and nominal Treasuries to generate the same total returns) have moved higher in recent months, helping to lift inflation-linked returns.

Inside the portfolio

As of May 31, 2015, 92.49% of the fund’s portfolio was invested in inflation-linked government bonds — mostly U.S. TIPS. Other investments included a variety of corporate issues, such as floating-rate notes that pay investors a variable interest rate. A range of corporate sectors are reflected in these holdings, including issues by financial, health care and energy companies.*

Over the period, we used macroeconomic and fundamental credit research to identify a range of opportunities that appeared to offer modest return potential. For instance, we were able to generate investment gains by adjusting the portfolio’s interest rate exposure to benefit from yield curve steepening (put simply, a widening of the gap between the yields offered by Treasuries of shorter and longer maturity). Consistent with the fund’s investment guidelines, the portfolio managers have made careful use of interest rate swaps. Used alongside investments in inflation-linked bonds, these financial instruments have, for example, helped the fund to gain more precisely targeted exposures to inflation. A complete list of fund holdings can be found beginning on page 4.

Looking forward

Recent U.S. economic data has been mixed, with the downward revision to first-quarter 2015 growth a notable negative. Still, it seems that this surprising setback was largely attributable to harsh winter weather, labor actions at West Coast ports, and the sharp and broad-based appreciation of the U.S. dollar. Generally, the domestic economy continues to have solid growth prospects.

In May 2015, Federal Reserve Chair Janet Yellen and Vice Chair Stanley Fischer both reiterated that the central bank is likely to raise interest rates later this year. It seems probable that the Fed will take a measured approach to raising rates — with small increases and extended periods between rate moves a distinct possibility. Arguably, the longer the Fed maintains its accommodative monetary policy stance, the greater the pent-up inflation that could be unleashed down the road.

*	The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates. Inflation-linked bonds may experience greater losses than other debt securities with similar durations. There can be no assurance that the value of inflation-linked securities will be directly correlated to changes in interest rates. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

2	American Funds Inflation Linked Bond Fund

With all that in mind, the fund’s portfolio managers believe that TIPS are currently offering attractive longer term return potential. It’s also our view that the yield curve will remain steep (or steepen further) as shorter term Treasury yields stay relatively low and longer term yields maintain current levels or edge higher.

Finally, we’d like to take this opportunity to thank you for making this fund — whose investment approach is designed to help preserve purchasing power — a part of your portfolio. Whereas stocks can sometimes offer a degree of inflation exposure, we have designed this fund to offer investors a targeted way to gain exposure to rising inflation. And, given its investment focus, the fund also offers distinctive diversification benefit potential in comparison to some other types of bond funds.

In its short history, we believe that American Funds Inflation Linked Bond Fund has demonstrated how research-driven diversified investing can add value. Going forward, we are committed to using active management to try to generate returns that have relatively low volatility and consistently outpace those of the broad TIPS market.

We look forward to reporting to you again in six months.

Cordially,

David A. Hoag

President

July 9, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of June 30, 2015, reflecting the 2.50% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.96%.

American Funds Inflation Linked Bond Fund	3

Investment portfolio May 31, 2015	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	90.33%
AAA/Aaa	2.77
A/A	3.47
BBB/Baa	1.10
Unrated	.10
Short-term securities & other assets less liabilities	2.23
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 97.77%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 90.33%
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	$4,278	$4,305
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	8,939	9,077
U.S. Treasury Inflation-Protected Security 0.125% 2018[1,2]	26,144	26,607
U.S. Treasury Inflation-Protected Security 1.875% 2019[1]	41,130	45,062
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	57,460	58,161
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	28,384	30,499
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	35,613	37,009
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	10,792	11,483
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	31,721	31,774
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	59,453	59,418
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	30,631	30,429
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	27,389	27,745
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	18,095	17,898
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	61,717	63,554
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	149,506	148,846
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	25,486	30,468

4	American Funds Inflation Linked Bond Fund

	Principal amount		Value
	(000)		(000)
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]		$39,251	$45,791
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]		36,524	44,396
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]		19,157	22,060
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]		46,181	57,941
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]		10,268	9,450
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]		17,169	18,993
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]		90,227	85,689
			916,655

Corporate bonds & notes 5.24%
Financials 1.68%
American Express Co. 0.852% 2018[3]		300	301
Goldman Sachs Group, Inc. 3.75% 2025		8,000	8,070
JPMorgan Chase & Co. 4.95% 2045		5,000	5,075
Scentre Group 3.25% 2025[4]		3,655	3,587
			17,033

Energy 1.48%
Columbia Pipeline Partners LP 5.80% 2045[4]		1,995	2,063
Ecopetrol SA 5.875% 2045		545	507
Petróleos Mexicanos 7.47% 2026	MXN	199,130	12,459
			15,029

Information technology 1.00%
Lam Research Corp. 2.75% 2020		$3,140	3,161
QUALCOMM Inc. 4.80% 2045		7,000	6,963
			10,124

Health care 0.59%
AbbVie Inc. 4.50% 2035		5,635	5,669
Pfizer Inc. 0.571% 2018[3]		300	301
			5,970

Consumer discretionary 0.49%
Time Warner Inc. 3.60% 2025		5,000	4,990

Total corporate bonds & notes			53,146

Bonds & notes of governments & government agencies outside the U.S. 2.16%
Australian Government, Series 139, 3.25% 2015	A$	20,000	15,980
Colombia (Republic of) 5.00% 2045		$600	595
Japanese Government, Series 18, 0.10% 2024[1]		¥613,800	5,316
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR	598	65
			21,956

Mortgage-backed obligations 0.04%
Commercial mortgage-backed securities 0.04%
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,5]		$200	211
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,5]		156	168
			379

Total bonds, notes & other debt instruments (cost: $990,966,000)			992,136

American Funds Inflation Linked Bond Fund	5

Short-term securities 1.14%	Principal amount (000)	Value (000)
Emerson Electric Co. 0.10% due 7/15/2015[4]	$7,800	$7,799
Federal Home Loan Bank 0.08% due 8/12/2015	3,800	3,800

Total short-term securities (cost: $11,599,000)		11,599
Total investment securities 98.91% (cost: $1,002,565,000)		1,003,735
Other assets less liabilities 1.09%		11,075

Net assets 100.00%		$1,014,810

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $10,646,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 5/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	6/12/2015	Bank of America, N.A.	$15,622	A$19,750	$534
Japanese yen	6/5/2015	HSBC Bank	$5,417	¥648,000	195
Mexican pesos	6/18/2015	Citibank	$4,420	MXN67,000	75
					$804

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $1,617,117,000 over the prior 12-month period.

						Unrealized
						(depreciation)
					Notional	appreciation
Pay/receive			Fixed	Expiration	amount	at 5/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$2,000,000	$(100)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.461	2/14/2016	1,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8355	5/20/2017	70,000	2
Receive	LCH.Clearnet	3-month USD-LIBOR	1.29	5/28/2017	505,500	409
Receive	LCH.Clearnet	3-month USD-LIBOR	1.2275	5/14/2018	50,000	111
Pay	LCH.Clearnet	3-month USD-LIBOR	1.93625	5/28/2018	515,000	(603)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.165	1/9/2019	48,400	302
Receive	LCH.Clearnet	3-month USD-LIBOR	2.135	3/6/2019	45,000	192
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	102,500	(362)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.12	5/30/2019	160,000	330
Receive	LCH.Clearnet	3-month USD-LIBOR	1.69	5/29/2020	25,000	74
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6595	5/29/2020	30,000	45
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	6/1/2022	31,000	39
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8675	1/6/2025	23,200	(37)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6925	3/4/2025	20,000	133
Pay	LCH.Clearnet	3-month USD-LIBOR	2.47	4/8/2025	45,000	750
Pay	LCH.Clearnet	3-month USD-LIBOR	2.262	5/7/2025	65,000	(322)

6	American Funds Inflation Linked Bond Fund

						Unrealized
						(depreciation)
					Notional	appreciation
Pay/receive			Fixed	Expiration	amount	at 5/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.92375	5/27/2025	$70,000	$(182)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2265	5/29/2025	40,000	(56)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2335	6/1/2025	27,000	(48)
Receive	LCH.Clearnet	6-month EURIBOR	0.8613	6/2/2025	25,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0925	2/3/2035	15,000	(1,128)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8165	12/15/2044	20,000	(739)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	3/20/2045	15,000	953
Pay	LCH.Clearnet	3-month USD-LIBOR	2.396	4/2/2045	10,000	538
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3675	4/13/2045	15,000	901
Receive	LCH.Clearnet	3-month USD-LIBOR	2.688	5/7/2045	20,000	183
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6965	5/27/2045	12,000	(131)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6165	6/2/2045	21,000	—
						$1,254

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average notional amount of credit default swaps was $25,000,000 over the prior one-month period.

Centrally cleared credit default swaps on credit indices — buy protection

					Unrealized
				Notional	appreciation
		Pay	Expiration	amount	at 5/31/2015
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)
CDX North American Investment Grade Index Series 24	Intercontinental Exchange, Inc.	1.00%	6/20/2020	$25,000	$3

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $14,954,000, which represented 1.47% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,449,000, which represented 1.33% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

A$ = Australian dollars

¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,002,565)			$1,003,735
Cash denominated in currencies other than U.S. dollars (cost: $804)			793
Cash			813
Unrealized appreciation on open forward currency contracts			804
Receivables for:
Sales of investments	$27,068
Sales of fund’s shares	1,044
Variation margin	121
Interest	2,858
Other	3		31,094
			1,037,239

Liabilities:
Payables for:
Purchases of investments	21,942
Repurchases of fund’s shares	30
Investment advisory services	292
Services provided by related parties	57
Trustees’ deferred compensation	—	*
Other	108		22,429
Net assets at May 31, 2015			$1,014,810

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,006,396
Distributions in excess of net investment income			(4,211)
Undistributed net realized gain			9,405
Net unrealized appreciation			3,220
Net assets at May 31, 2015			$1,014,810

*Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Inflation Linked Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (105,415 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$49,639	5,158	$9.62
Class B	154	16	9.62
Class C	1,766	184	9.60
Class F-1	1,041	108	9.63
Class F-2	19,434	2,017	9.63
Class 529-A	1,279	133	9.62
Class 529-B	57	6	9.63
Class 529-C	449	47	9.60
Class 529-E	117	12	9.62
Class 529-F-1	204	21	9.63
Class R-1	62	6	9.62
Class R-2	20	2	9.62
Class R-2E	10	1	9.63
Class R-3	25	3	9.63
Class R-4	35	4	9.63
Class R-5	10	1	9.63
Class R-6	940,508	97,696	9.63

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	9

Statement of operations	unaudited
for the six months ended May 31, 2015	(dollars in thousands)

Investment loss:
Loss:
Interest (net of non-U.S. taxes of $25)		$(1,666)
Fees and expenses*:
Investment advisory services	$1,512
Distribution services	36
Transfer agent services	14
Administrative services	208
Reports to shareholders	7
Registration statement and prospectus	277
Trustees’ compensation	1
Auditing and legal	7
Custodian	2
State and local taxes	1
Other	109
Total fees and expenses before reimbursements/waivers	2,174
Less reimbursements/waivers of fees and expenses:
Investment advisory services	40
Other	114
Total fees and expenses after reimbursements/waivers		2,020
Net investment loss		(3,686)

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments	13,866
Forward currency contracts	939
Interest rate swaps	(1,819)
Credit default swaps	(2)
Currency transactions	(74)	12,910
Net unrealized (depreciation) appreciation on:
Investments	(3,752)
Forward currency contracts	443
Interest rate swaps	1,673
Credit default swaps	3
Currency translations	(6)	(1,639)
Net realized gain and unrealized depreciation		11,271

Net increase in net assets resulting from operations		$7,585

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Funds Inflation Linked Bond Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	May 31, 2015*	November 30, 2014
Operations:
Net investment (loss) income	$(3,686)	$4,086
Net realized gain	12,910	1,303
Net unrealized (depreciation) appreciation	(1,639)	6,173
Net increase in net assets resulting from operations	7,585	11,562

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,108)	(46)
Distributions from net realized gain on investments	(3,116)	—
Total dividends and distributions paid to shareholders	(8,224)	(46)

Net capital share transactions	491,485	305,562

Total increase in net assets	490,846	317,078

Net assets:
Beginning of year	523,964	206,886
End of period (including distributions in excess of and undistributed net investment income: $(4,211) and $4,583, respectively)	$1,014,810	$523,964

*Unaudited.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation-linked securities.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

	Initial sales	Contingent deferred sales
Share class	charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Inflation Linked Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Inflation Linked Bond Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

14	American Funds Inflation Linked Bond Fund

Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Inflation Linked Bond Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2015, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

16	American Funds Inflation Linked Bond Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Inflation Linked Bond Fund	17

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed

18	American Funds Inflation Linked Bond Fund

forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six

American Funds Inflation Linked Bond Fund	19

months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$804	Unrealized depreciation on open forward currency contracts	$—
Interest rate swaps	Variation margin	121	Variation margin	—
		$925		$—

20	American Funds Inflation Linked Bond Fund

	Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$939	Net unrealized appreciation on forward currency contracts	$443
Interest rate swaps	Net realized loss on interest rate swaps	(1,819)	Net unrealized appreciation on interest rate swaps	1,673
Credit default swaps	Net realized loss on credit default swaps	(2)	Net unrealized appreciation on credit default swaps	3
		$(882)		$2,119

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$534	$—	$(372)	$—	$162
Citibank	75	—	—	—	75
HSBC Bank	195	—	—	—	195
Total	$804	$—	$(372)	$—	$432

*	Non-cash collateral is shown on a settlement basis.

American Funds Inflation Linked Bond Fund	21

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$8,162

As of May 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$6,986
Gross unrealized depreciation on investment securities	(8,570)
Net unrealized depreciation on investment securities	(1,584)
Cost of investment securities	1,005,319

22	American Funds Inflation Linked Bond Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	May 31, 2015	November 30, 2014
Class A	$41	$1
Class B*	—
Class C*	—
Class F-1*	—
Class F-2*	—
Class 529-A*	—
Class 529-B*	—
Class 529-C*	—
Class 529-E*	—
Class 529-F-1*	—
Class R-1*	—
Class R-2*	—
Class R-2E*	—
Class R-3*	—
Class R-4*	—
Class R-5*	—
Class R-6	8,183	45
Total	$8,224	$46

*	This share class was offered beginning January 23, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.360% of average daily net assets. On March 9, 2015, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2015, decreasing the annual rate on daily net assets in excess of $550 million to 0.330%. Prior to May 1, 2015, CRMC voluntarily reduced investment advisory service fees to the approved rate. For the six months ended May 31, 2015, total investment advisory services fees waived by CRMC were $40,000. As a result, the fee shown on the statement of operations of $1,512,000, which was equivalent to an annualized rate of 0.356% of average daily net assets, was reduced to $1,472,000, which was equivalent to an annualized rate of 0.346% of average daily net assets.

American Funds Inflation Linked Bond Fund	23

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended May 31, 2015, total fees and expenses reimbursed by CRMC were $114,000. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2015, unreimbursed expenses subject to reimbursement totaled $29,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

24	American Funds Inflation Linked Bond Fund

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended May 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$31		$7		$1		Not applicable
Class B	—	*	—	*	Not applicable		Not applicable
Class C	3		1		1		Not applicable
Class F-1	—	*	—	*	—	*	Not applicable
Class F-2	Not applicable		3		1		Not applicable
Class 529-A	1		—	*	—	*	$—	*
Class 529-B	—	*	—	*	—	*	—	*
Class 529-C	1		—	*	—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	—	*	—	*	—	*	Not applicable
Class R-2E	—		—	*	—	*	Not applicable
Class R-3	—	*	—	*	—	*	Not applicable
Class R-4	—	*	—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		3		205		Not applicable
Total class-specific expenses	$36		$14		$208		$—	*

*	Amount less than one thousand.

American Funds Inflation Linked Bond Fund	25

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2015

Class A	$50,349	5,236	$2	—	[2]	$(3,663)	(381)	$46,688	4,855
Class B3	156	16	—	—		(1)	— [2]	155	16
Class C3	1,948	203	—	—		(179)	(19)	1,769	184
Class F-1[3]	1,043	108	—	—		(3)	— [2]	1,040	108
Class F-2[3]	19,571	2,017	—	—		—	—	19,571	2,017
Class 529-A3	1,367	142	—	—		(88)	(9)	1,279	133
Class 529-B3	61	6	—	—		(4)	—	57	6
Class 529-C3	496	52	—	—		(45)	(5)	451	47
Class 529-E3	118	12	—	—		—	—	118	12
Class 529-F-1[3]	210	22	—	—		(7)	(1)	203	21
Class R-1[3]	62	6	—	—		—	—	62	6
Class R-2[3]	20	2	—	—		—	—	20	2
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3[3]	25	3	—	—		— [2]	— [2]	25	3
Class R-4[3]	35	4	—	—		—	—	35	4
Class R-5[3]	10	1	—	—		—	—	10	1
Class R-6	425,331	44,472	8,183	865		(13,522)	(1,397)	419,992	43,940
Total net increase (decrease)	$500,812	52,303	$8,185	865		$(17,512)	(1,812)	$491,485	51,356

Year ended November 30, 2014

Class A	$—	—	$—	—	$—	—	$—	—
Class R-6	310,156	32,288	45	5	(4,639)	(492)	305,562	31,801
Total net increase (decrease)	$310,156	32,288	$45	5	$(4,639)	(492)	$305,562	31,801

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	This share class was offered beginning January 23, 2015.

26	American Funds Inflation Linked Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $250,637,000 and $235,325,000, respectively, during the six months ended May 31, 2015.

10. Ownership concentration

At May 31, 2015, the fund had five shareholders who held more than 10% of the Class R-6 outstanding shares. The five shareholders were American Funds 2010 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s Class R-6 outstanding shares of 12%, 21%, 30%, 23% and 13%, respectively. CRMC is the investment adviser to the five target date funds.

American Funds Inflation Linked Bond Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2015[5,6]	$9.70	$.06	$(.01)	$.05
Year ended 11/30/2014	9.30	.13	.27	.40
Period from 12/14/2012 to 11/30/2013[5,10]	10.00	(.03)	(.67)	(.70)
Class B:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.09	(.14)	(.05)
Class C:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.03	(.10)	(.07)
Class F-1:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.12	(.16)	(.04)
Class F-2:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.16	(.20)	(.04)
Class 529-A:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.05	(.10)	(.05)

28	American Funds Inflation Linked Bond Fund

Dividends and distributions
Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[2]		Ratio of net income (loss) to average net assets[2]
$(.08)		$(.05)	$(.13)		$9.62	.53%	$49,639	.80%[7]		.78%[7]		1.31%[7]
—	[8]	—	—	[8]	9.70	4.32	2,938	.42	[9]	.42	[9]	1.39	[9]
—		—	—		9.30	(7.00)	2,816	.61	[7,9]	.43	[7,9]	(.36)[7,9]
—		—	—		9.62	(.52)	154	.46	[7]	.45	[7]	.96	[7]
—		—	—		9.60	(.72)	1,766	.56	[7]	.55	[7]	.33	[7]
—		—	—		9.63	(.41)	1,041	.30	[7]	.29	[7]	1.21	[7]
—		—	—		9.63	(.41)	19,434	.21	[7]	.21	[7]	1.65	[7]
—		—	—		9.62	(.52)	1,279	.32	[7]	.31	[7]	.50	[7]

See page 33 for footnotes.

American Funds Inflation Linked Bond Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Period from 1/23/2015 to 5/31/2015[5,6,11]	$9.67	$.04	$(.08)	$(.04)
Class 529-C:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.01	(.08)	(.07)
Class 529-E:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.07	(.12)	(.05)
Class 529-F-1:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.04	(.08)	(.04)
Class R-1:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.08	(.13)	(.05)
Class R-2:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	—	(.05)	(.05)

30	American Funds Inflation Linked Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[2]		Ratio of net income (loss) to average net assets[2]
$—	$—	$—	$9.63	(.41)%	$57	.34%[7]		.33%[7]		.40%[7]
—	—	—	9.60	(.72)	449	.59	[7]	.57	[7]	.14	[7]
—	—	—	9.62	(.52)	117	.37	[7]	.36	[7]	.75	[7]
—	—	—	9.63	(.41)	204	.24	[7]	.23	[7]	.43	[7]
—	—	—	9.62	(.52)	62	.44	[7]	.43	[7]	.86	[7]
—	—	—	9.62	(.52)	20	.33	[7]	.32	[7]	.02	[7]

See page 33 for footnotes.

American Funds Inflation Linked Bond Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Period from 1/23/2015 to 5/31/2015[5,6,11]	$9.67	$(.02)	$(.02)	$(.04)
Class R-3:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	.03	(.07)	(.04)
Class R-4:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	— [8]	(.04)	(.04)
Class R-5:
Period from 1/23/2015 to 5/31/2015[5,6,11]	9.67	(.01)	(.03)	(.04)
Class R-6:
Six months ended 5/31/2015[5,6]	9.69	(.05)	.12	.07
Year ended 11/30/2014	9.29	.13	.27	.40
Period from 11/1/2013 to 11/30/2013[5,12]	9.33	— [8]	(.04)	(.04)

	Six months ended May 31, 2015[4,5,6]	Year ended November 30, 2014	For the period 12/14/2012 to 11/30/2013[5,10]
Portfolio turnover rate for all share classes	503%	923%	543%

See Notes to Financial Statements

32	American Funds Inflation Linked Bond Fund

Dividends and distributions
Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[2]		Ratio of net income (loss) to average net assets[2]
$—		$—	$—		$9.63	(.41)%	$10	.26%[7]		.24%[7]		(.17)%[7]
—		—	—		9.63	(.41)	25	.32	[7]	.31	[7]	.26 [7]
—		—	—		9.63	(.41)	35	.28	[7]	.27	[7]	(.04)[7]
—		—	—		9.63	(.41)	10	.24	[7]	.23	[7]	(.15)[7]
(.08)		(.05)	(.13)		9.63	.72	940,508	.50	[7]	.47	[7]	(.96)[7]
—	[8]	—	—	[8]	9.69	4.33	521,026	.46		.46		1.34
—		—	—		9.29	(.43)	204,070	.03	[4]	.03	[4]	— [4,13]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Class A assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	For the period December 14, 2012, commencement of operations, through November 30, 2013.
[11]	This share class was offered beginning January 23, 2015.
[12]	Class R-6 shares were offered beginning November 1, 2013.
[13]	Amount less than .01%.

American Funds Inflation Linked Bond Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2014, through May 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Inflation Linked Bond Fund

	Beginning account value 12/1/2014	Ending account value 5/31/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,005.29	$3.90	.78%
Class A - assumed 5% return	1,000.00	1,021.04	3.93	.78
Class B - actual return†	1,000.00	994.83	4.44	1.27
Class B - assumed 5% return†	1,000.00	1,018.60	6.39	1.27
Class C - actual return†	1,000.00	992.76	5.45	1.56
Class C - assumed 5% return†	1,000.00	1,017.15	7.85	1.56
Class F-1 - actual return†	1,000.00	995.87	2.90	.83
Class F-1 - assumed 5% return†	1,000.00	1,020.79	4.18	.83
Class F-2 - actual return†	1,000.00	995.87	2.06	.59
Class F-2 - assumed 5% return†	1,000.00	1,021.99	2.97	.59
Class 529-A - actual return†	1,000.00	994.83	3.08	.88
Class 529-A - assumed 5% return†	1,000.00	1,020.54	4.43	.88
Class 529-B - actual return†	1,000.00	995.87	3.29	.94
Class 529-B - assumed 5% return†	1,000.00	1,020.24	4.73	.94
Class 529-C - actual return†	1,000.00	992.76	5.63	1.61
Class 529-C - assumed 5% return†	1,000.00	1,016.90	8.10	1.61
Class 529-E - actual return†	1,000.00	994.83	3.57	1.02
Class 529-E - assumed 5% return†	1,000.00	1,019.85	5.14	1.02
Class 529-F-1 - actual return†	1,000.00	995.87	2.24	.64
Class 529-F-1 - assumed 5% return†	1,000.00	1,021.74	3.23	.64
Class R-1 - actual return†	1,000.00	994.83	4.30	1.23
Class R-1 - assumed 5% return†	1,000.00	1,018.80	6.19	1.23
Class R-2 - actual return†	1,000.00	994.83	3.15	.90
Class R-2 - assumed 5% return†	1,000.00	1,020.44	4.53	.90
Class R-2E - actual return†	1,000.00	995.87	2.41	.69
Class R-2E - assumed 5% return†	1,000.00	1,021.49	3.48	.69
Class R-3 - actual return†	1,000.00	995.87	3.04	.87
Class R-3 - assumed 5% return†	1,000.00	1,020.59	4.38	.87
Class R-4 - actual return†	1,000.00	995.87	2.62	.75
Class R-4 - assumed 5% return†	1,000.00	1,021.19	3.78	.75
Class R-5 - actual return†	1,000.00	995.87	2.24	.64
Class R-5 - assumed 5% return†	1,000.00	1,021.74	3.23	.64
Class R-6 - actual return	1,000.00	1,007.22	2.35	.47
Class R-6 - assumed 5% return	1,000.00	1,022.59	2.37	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 23, 2015. The “assumed 5% return” line is based on 182 days.

American Funds Inflation Linked Bond Fund	35

Approval of Investment Advisory and Service Agreement

The American Funds Inflation Linked Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $500 million. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return largely composed of current income. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Inflation-Protected Bond Funds Average and the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index. They noted the fund’s short history, and that the investment results of the fund were above the results of the Lipper average and Barclays index for all periods considered. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

36	American Funds Inflation Linked Bond Fund

3. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expense levels of the fund. They observed that the fund’s advisory fees and total expenses were below the median level of other funds in the Lipper Inflation Protected Bond Funds category. They also noted the limited usefulness of comparative expense data because the fund was not yet available to the public. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Inflation Linked Bond Fund	37

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38	American Funds Inflation Linked Bond Fund

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American Funds Inflation Linked Bond Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Inflation Linked Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Inflation Linked Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Inflation Linked Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

Lit No. MFGESRX-060-0715P     Litho in USA CT/RRD/10280-S49890

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 31, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 31, 2015